SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses
Payroll and related	$ 2,956	$ 2,891	$ 4,007
Professional fees	2,525	1,470	1,966
Share-based compensation	13,550	1,632	4,531
Depreciation and amortization	494	395	414
Office maintenance	951	367	252
Investor relations	1,298	258
Rent and related expenses	244	200	360
Travel	349	184	129
Public company related expenses	173	144	824
Directors & officers’ insurance	350	228	253
Other	859	179	331
General and administrative expenses	$ 23,749	$ 7,948	$ 13,067